Organization and principal activities (Tables)	12 Months Ended
Dec. 31, 2014
Organization and principal activities [Abstract]
Details of The Company's Subsidiaries and Variable Interest Entities

Company Name	Place and date of incorporation	% of direct or indirect economic ownership	Principal activities and place of operation

Subsidiaries
iDreamSky HK	Hong Kong/March 6, 2012	100%	Investment holding/Hong Kong
IDS Investment Holdings Limited	BVI/September 1, 2014	100%	Investment holding/BVI
IDS01 Holdings Limited	BVI/June 26, 2014	100%	Investment holding/BVI
IDS02 Holdings Limited	BVI/September 10, 2014	100%	Investment holding/BVI
IDS03 Holdings Limited	BVI/September 10, 2014	100%	Investment holding/BVI
IDS04 Holdings Limited	BVI/September 10, 2014	100%	Investment holding/BVI
IDS05 Holdings Limited	BVI/September 10, 2014	100%	Investment holding/BVI
iSkytouch Holdings Limited	BVI/November 24, 2014	83.3%	Investment holding/BVI
Chuangmeng Information (the “WFOE 1”)	PRC/April 19, 2012	100%	Development of computer software and provision of information technology services/PRC
Qianhai Chuangyi Shikong Technology (Shenzhen) Co., Ltd. (the “WFOE 2”)	PRC/October 17, 2014	100%	Development of computer software and provision of information technology services/PRC

VIEs and their subsidiaries
Shenzhen Mengyu	PRC/November 19, 2009	100%	Mobile game publishing /PRC
Shenzhen iDreamSky	PRC/February 14, 2011	100%	Mobile game publishing /PRC
Beijing Chuangmeng	PRC/January 31, 2012	100%	Mobile game publishing /PRC
Shenzhen Yiyou Technology Co., Ltd. (“Yiyou”), a non-wholly-owned subsidiary of Shenzhen iDreamSky	PRC/November 23, 2012	86.5%	Game developments/PRC
Shenzhen Zhuoyou Technology Co., Ltd. (“Zhuoyou”), a non-wholly-owned subsidiary of Shenzhen iDreamSky	PRC/December 11, 2013	90.9%	Game developments/PRC

Company Name	Place and date of incorporation	% of direct or indirect economic ownership	Principal activities and place of operation

VIEs and their subsidiaries
Nanjing Zhuochuang Huyu Information Technology Co., Ltd (“Zhuochuang”), a wholly-owned subsidiary of Shenzhen Mengyu	PRC/March 27, 2014	100%	Mobile game publishing/PRC
Shenzhen Lefeng Huyu Technology Co., Ltd (“Lefeng”), a wholly-owned subsidiary of Shenzhen Mengyu	PRC/November 06, 2014	100%	Game developments/PRC
Shenzhen Haoyiwan Technology Co., Ltd (“Haoyiwan”), a wholly-owned subsidiary of Lefeng	PRC/December 04, 2014	100%	Game developments/PRC
ShenZhen Chenhai Star Technology Co., Ltd (“Chenhai”), a wholly-owned subsidiary of Shenzhen iDreamSky	PRC/December 17, 2014	100%	Game developments/PRC

	As of December 31,
	2013	2014
	RMB ‘000	RMB ‘000
Assets
Current assets
Cash and cash equivalents	70,759	56,324
Accounts receivable	76,900	204,818
Amounts due from related parties	56	16,277
Prepayments and other current assets	7,018	178,955
Deferred tax assets	1,262	—

Total current assets	155,995	456,374

Non-current assets
Investments in equity investees	1,330	11,498
Prepayments and other non-current assets	1,630	4,062
Property and equipment, net	8,512	15,888
Intangible assets, net	2,040	82,513

Total non-current assets	13,512	113,961

Total assets	169,507	570,335

Current liabilities
Short-term bank loans	—	(20,000)
Deferred revenue	—	(41,411)
Accounts payable	(75,300)	(163,072)
Accruals and other current liabilities	(9,038)	(40,897)
Amounts due to related parties	(196)	(10,000)
Amounts due to other subsidiaries in the Group	(97,126)	(121,417)

Total current liabilities	(181,660)	(396,797)

Total liabilities	(181,660)	(396,797)

Net (liabilities)/assets	(12,153)	173,538

	Years ended December 31,
	2012	2013	2014
	RMB ‘000	RMB ‘000	RMB ‘000

Revenues	19,378	246,508	984,026
Net (loss)/ income	(5,673)	(872)	4,011
Net cash provided by operating activities	14,670	71,758	59,165
Net cash used in investing activities	(4,076)	(11,963)	(93,600)
Net cash (used in)/provided by financing activities	(1,873)	(743)	20,000